Business combinations - Schedule of Purchase Consideration, Net Assets Acquired and Goodwill (Details) - EUR (€) € in Thousands	Jul. 31, 2025	Jan. 31, 2025	Dec. 31, 2024	Jul. 31, 2024	Jan. 31, 2024	Jan. 01, 2024	Jul. 01, 2023	Apr. 28, 2023
CGU Ermenegildo Zegna Korea Co.Ltd.
Disclosure of detailed information about business combination [line items]
Cash consideration paid						€ 8,970
Settlement of pre-existing intercompany balances						2,540
Total consideration						€ 11,510
CGU Thom Browne Korea Ltd.
Disclosure of detailed information about business combination [line items]
Cash consideration paid							€ 7,991
Settlement of pre-existing intercompany balances	€ 4,413	€ 4,673	€ 9,066	€ 4,699	€ 4,881		18,583
Total consideration							€ 26,574
Tom Ford International LLC
Disclosure of detailed information about business combination [line items]
Cash consideration paid								€ 91,619
Total consideration								€ 119,073